ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

Upon completion of the  IPO, the Company issued 7,000,000 ADSs, representing 35,000,000 Class A ordinary shares, and 1,050,000 ADSs, representing 5,250,000 Class A ordinary shares, pursuant to the underwriters’ full exercise of their option to purchase additional ADSs. Proceeds from the issuance of IPO shares, net of issuance cost, was 589,587 (US$90,358). Immediately prior to the completion of the IPO, all the ordinary shares held by the controlling shareholder were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders were converted into an equal number of the Class A ordinary shares, all of outstanding Contingently Redeemable Ordinary Shares were automatically converted on a one-for-one basis into  11,318,619 Class A ordinary shares, and the related aggregate carrying value of RMB171,580  (US$26,296) was reclassified from mezzanine equity to shareholders’ equity.

As of December 31, 2020, the authorized share capital consisted of 1,000,000,000 shares, of which 700,000,000 shares were designated as Class A ordinary shares, 200,000,000 as Class B ordinary shares, and 100,000,000 shares of such class (or classes) as the board of directors may determine. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

As of December 31, 2019, the Company had 215,053,763 ordinary shares issued and outstanding. As of December 31, 2020, there were 122,622,382 and 144,000,000 Class A and Class B ordinary shares issued and outstanding, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of December 31, 2020.